PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost at beginning	$ 315	$ 305
Additions	2	10
Disposals	(213)	0
Cost at end	104	315
Accumulated depreciation at beginning	215	180
Additions	32	35
Disposals	(169)	0
Accumulated depreciation at end	78	215
Depreciated cost	26	100
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost at beginning	300	297
Additions	0	3
Disposals	(196)	0
Cost at end	104	300
Accumulated depreciation at beginning	212	179
Additions	30	33
Disposals	(164)	0
Accumulated depreciation at end	78	212
Depreciated cost	26	88
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost at beginning	15	8
Additions	2	7
Disposals	(17)	0
Cost at end	0	15
Accumulated depreciation at beginning	3	1
Additions	2	2
Disposals	(5)	0
Accumulated depreciation at end	0	3
Depreciated cost	$ 0	$ 12